Transactions and Balances with Related Parties (Details) - Schedule of loans - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of loans [Abstract]
Current portion of long-term payable - Screenz cross media Ltd (a related party of Eventer) (see note 4D)			$ 506
Long-term payable - Screenz cross media Ltd (a related party of Eventer) (see note 4D)			711
Short term loans of Jeffs’ Brands from related parties	[1]		111
Long term loans of Jeffs’ Brands from related parties	[2]		$ 689

[1]	Kfir Zilberman is a related party of Jeffs’ Brands.
[2]	Julia Gerasimova, Kfir Zilberman and Victor Hakmon are related parties of Jeffs’ Brands.